Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 29, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Apr. 02, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Computation Of Earnings Per Share Line Items
Net income (loss) attributable to Pentair Ltd.	$ (273,083)		$ 31,363		$ 72,775		$ 61,759		$ (174,487)		$ 50,648		$ 66,280		$ 50,109		$ (107,186)		$ (7,450)		$ 184,913
Net income (loss) from continuing operations attributable to Pentair Ltd.																	$ (107,186)		$ (7,450)		$ 185,539
Weighted average common shares outstanding
Basic																	127,368		98,233		98,037
Dilutive impact of stock options and restricted stock awards																					1,257	[1]
Diluted																	127,368		98,233		99,294
Basic
Continuing operations																	$ (0.84)		$ (0.08)		$ 1.89
Discontinued operations																	$ 0.00		$ 0.00		$ (0.01)
Basic earnings (loss) per common share	$ (1.31)	[2]	$ 0.31	[2]	$ 0.73	[2]	$ 0.63	[2]	$ (1.77)	[2]	$ 0.51	[2]	$ 0.67	[2]	$ 0.51	[2]	$ (0.84)	[2]	$ (0.08)	[2]	$ 1.88
Diluted
Continuing operations																	$ (0.84)		$ (0.08)		$ 1.87
Discontinued operations																					$ (0.01)
Diluted earnings (loss) per common share	$ (1.31)	[2]	$ 0.31	[2]	$ 0.72	[2]	$ 0.62	[2]	$ (1.77)	[2]	$ 0.50	[2]	$ 0.66	[2]	$ 0.50	[2]	$ (0.84)	[2]	$ (0.08)	[2]	$ 1.86
Anti-dilutive stock options and restricted stock awards																	16,007	[3]	8,357	[3]	3,711	[3]

[1]	The incremental share impact from stock options and restricted stock awards was computed using the treasury stock method.
[2]	Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average common shares outstanding during that period
[3]	Stock options and restricted stock awards that were not dilutive were excluded from our calculation of diluted weighted average shares.